INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Current income tax expense	$(756)	$(970)
Deferred income tax (expense) recovery	(81)	475
Income tax expense	$(837)	$(495)
iv.
The major components of income tax expense/(recovery) for the years ended December 31, 2020 and 2019 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Current income tax expense	$756	$970
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	(103)	281
Expense / (recovery) arising from previously unrecognized tax assets	2	(647)
Change of tax rates and new legislation	182	(109)
Total deferred income tax expense / (recovery)	81	(475)
Income tax expense	$837	$495

Schedule of income tax rates	The company’s effective income tax rate is different from the company’s domestic statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31	2020	2019
Statutory income tax rate	26%	26%
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	12	(2)
International operations subject to different tax rates	52	(7)
Taxable income attributable to non-controlling interests	(31)	(4)
Portion of gains subject to different tax rates	(10)	(1)
Recognition of deferred tax assets	(10)	(9)
Non-recognition of the benefit of current year’s tax losses	8	4
Other	7	1
Effective income tax rate	54%	8%

Schedule of deferred income tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2020 and 2019 relate to the following:

AS AT DEC. 31 (MILLIONS)	2020	2019
Non-capital losses (Canada)	$916	$848
Capital losses (Canada)	48	80
Losses (U.S.)	3,338	3,102
Losses (International)	1,415	705
Difference in basis	(18,292)	(16,012)
Total net deferred tax liabilities	$(12,575)	$(11,277)

Disclosure of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

AS AT DEC. 31 (MILLIONS)	2020	2019
One year from reporting date	$4	$22
Two years from reporting date	20	9
Three years from reporting date	20	14
After three years from reporting date	465	1,159
Do not expire	1,473	1,632
Total	$1,982	$2,836

Schedule of components of income taxes in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2020 and 2019 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019
Revaluation of property, plant and equipment	$1,214	$623
Financial contracts and power sale agreements	(59)	6
Fair value through OCI securities	74	88
Foreign currency translation	37	(8)
Revaluation of pension obligation	(40)	(6)
Total deferred tax in other comprehensive income	$1,226	$703